Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.650000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.34475%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,214,499.70

Principal:
Principal Collections	$25,463,489.88
Prepayments in Full	$14,628,984.03
Liquidation Proceeds	$544,737.74
Recoveries	$105,786.97
Sub Total	$40,742,998.62
Collections	$43,957,498.32

Purchase Amounts:
Purchase Amounts Related to Principal	$186,193.28
Purchase Amounts Related to Interest	$499.74
Sub Total	$186,693.02

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,144,191.34

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	16
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,144,191.34
Servicing Fee	$903,102.31	$903,102.31	$0.00	$0.00	$43,241,089.03
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,241,089.03
Interest - Class A-2a Notes	$415,984.68	$415,984.68	$0.00	$0.00	$42,825,104.35
Interest - Class A-2b Notes	$10,719.96	$10,719.96	$0.00	$0.00	$42,814,384.39
Interest - Class A-3 Notes	$1,138,294.17	$1,138,294.17	$0.00	$0.00	$41,676,090.22
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$41,296,636.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,296,636.47
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$41,173,470.80
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,173,470.80
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$41,085,124.97
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,085,124.97
Regular Principal Payment	$36,908,233.81	$36,908,233.81	$0.00	$0.00	$4,176,891.16
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$4,176,891.16
Residual Released to Depositor	$0.00	$4,176,891.16	$0.00	$0.00	$0.00
Total		$44,144,191.34

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,908,233.81
Total					$36,908,233.81
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$30,558,102.39	$63.50	$415,984.68	$0.86	$30,974,087.07	$64.36
Class A-2b Notes	$6,350,131.42	$63.50	$10,719.96	$0.11	$6,360,851.38	$63.61
Class A-3 Notes	$0.00	$0.00	$1,138,294.17	$2.32	$1,138,294.17	$2.32
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$36,908,233.81	$22.62	$2,155,964.06	$1.32	$39,064,197.87	$23.94

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$179,561,730.65	0.3731385	$149,003,628.26	0.3096372
Class A-2b Notes	$37,313,854.51	0.3731385	$30,963,723.09	0.3096372
Class A-3 Notes	$491,350,000.00	1.0000000	$491,350,000.00	1.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$949,555,585.16	0.5819603	$912,647,351.35	0.5593401

Pool Information
Weighted Average APR	3.139%	3.130%
Weighted Average Remaining Term	45.40	44.56
Number of Receivables Outstanding	45,916	44,962
Pool Balance	$1,083,722,771.80	$1,042,462,239.72
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$994,365,395.65	$956,838,253.86
Pool Factor	0.6065503	0.5834571

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$85,623,985.86
Targeted Overcollateralization Amount	$129,814,888.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$129,814,888.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		79	$437,127.15
(Recoveries)		40	$105,786.97
Net Loss for Current Collection Period			$331,340.18
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3669%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6630%
Second Prior Collection Period			0.1131%
Prior Collection Period			0.1718%
Current Collection Period			0.3740%
Four Month Average (Current and Prior Three Collection Periods)			0.3305%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,479	$7,285,253.75
(Cumulative Recoveries)			$514,695.93
Cumulative Net Loss for All Collection Periods			$6,770,557.82
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3789%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,925.80
Average Net Loss for Receivables that have experienced a Realized Loss			$4,577.79

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.63%	250	$6,617,660.04
61-90 Days Delinquent	0.09%	32	$977,464.66
91-120 Days Delinquent	0.04%	14	$390,461.87
Over 120 Days Delinquent	0.07%	22	$748,789.98
Total Delinquent Receivables	0.84%	318	$8,734,376.55

Repossession Inventory:
Repossessed in the Current Collection Period		24	$666,864.01
Total Repossessed Inventory		62	$1,838,917.87

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1755%
Prior Collection Period			0.1612%
Current Collection Period			0.1512%
Three Month Average			0.1626%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2030%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	June 2020
Payment Date	7/15/2020
Transaction Month	16

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer